Financial Instruments - Cash And Cash Equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jul. 01, 2020
Financial instruments
Cash at bank and on hand	$ 12,702	$ 22,096	$ 19,995
Cash equivalents	$ 0	$ 0